UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3896

FPA U.S. Value Fund, Inc.
(Exact name of registrant as specified in charter)

11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA		90025
(Address of principal executive offices)		(Zip code)

Copy to:

J. RICHARD ATWOOD, PRESIDENT FPA U.S. Value Fund, Inc. 11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA 90025		MARK D. PERLOW, ESQ. DECHERT LLP ONE BUSH STREET STE. 1600 SAN FRANCISCO, CA 94104
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

ITEM 1. Schedule of Investments.

FPA U.S. VALUE FUND, INC.

PORTFOLIO OF INVESTMENTS

September 30, 2017

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
ENTERTAINMENT CONTENT — 18.0%
CBS Corporation (Class B)	98,850	$5,733,300
Discovery Communications, Inc. (Class C)*	159,800	3,237,548
Time Warner, Inc.	57,200	5,860,140
Twenty-First Century Fox, Inc. (Class A)	203,000	5,355,140
		$20,186,128
HEALTH CARE SUPPLY CHAIN — 11.6%
AmerisourceBergen Corporation	32,500	$2,689,375
Cardinal Health, Inc.	43,000	2,877,560
Express Scripts Holding Co.*	54,100	3,425,612
McKesson Corporation	26,550	4,078,345
		$13,070,892
AIRLINES — 8.2%
Allegiant Travel Co.	23,900	$3,147,630
Delta Air Lines, Inc.	49,400	2,382,068
Spirit Airlines, Inc.*	109,600	3,661,736
		$9,191,434
INTERNET MEDIA — 6.8%
Alphabet, Inc. (Class C)*	7,973	$7,646,984

HOME IMPROVEMENT — 5.6%
Lowe’s Cos., Inc.	22,900	$1,830,626
Whirlpool Corporation	24,400	4,500,336
		$6,330,962
FOOD & DRUG STORES — 5.3%
CVS Health Corporation	72,600	$5,903,832

ENTERTAINMENT FACILITIES — 5.1%
Madison Square Garden Co. (The) (Class A)*	26,700	$5,716,470

COMMUNICATIONS EQUIPMENT — 2.8%
Apple, Inc.	12,200	$1,880,264
Cisco Systems, Inc.	37,200	1,251,036
		$3,131,300
PUBLISHING & BROADCASTING — 2.7%
Houghton Mifflin Harcourt Co.*	253,100	$3,049,855

AIRCRAFT & PARTS — 2.5%
Airbus SE (France)	29,850	$2,836,843

HOME & OFFICE FURNISHINGS — 2.5%
Tempur Sealy International, Inc.*	42,600	$2,748,552

DIVERSIFIED BANKS — 2.1%
Citigroup, Inc.	32,750	$2,382,235

See notes to financial statements.

	Shares or Principal Amount	Fair Value
MANAGED CARE — 1.9%
Anthem, Inc.	11,050	$2,098,174

SPECIALTY PHARMA — 1.7%
Allergan plc	9,500	$1,947,025

SPECIALTY CHEMICALS — 1.7%
Axalta Coating Systems Ltd.*	64,300	$1,859,556

REIT — 1.6%
Medical Properties Trust, Inc.	140,500	$1,844,765

ADVERTISING & MARKETING — 1.5%
WPP plc (Britain)	91,200	$1,692,580

HEALTH CARE FACILITIES — 1.5%
HCA Holdings, Inc.*	20,500	$1,631,595

BANKS — 1.1%
KKR & Co. LP	62,400	$1,268,592

COURIER SERVICES — 1.1%
FedEx Corp.	5,600	$1,263,248

INSURANCE BROKERS — 1.1%
Willis Towers Watson plc (Britain)	7,900	$1,218,417

INDUSTRIAL DISTRIBUTION & RENTAL — 1.0%
HD Supply Holdings, Inc.*	29,600	$1,067,672

MASS MERCHANTS — 0.6%
Dollar General Corporation	8,900	$721,345

OTHER COMMON STOCKS — 2.1%		$2,334,785

TOTAL COMMON STOCKS — 90.1% (Cost $94,947,395)		$101,143,241

TOTAL INVESTMENT SECURITIES — 90.1% (Cost $94,947,395)		$101,143,241

SHORT-TERM INVESTMENTS — 8.5%
State Street Bank Repurchase Agreement — 0.12% 10/2/2017 (Dated 09/29/2017, repurchase price of $9,601,096, collateralized by $9,650,000 principal amount U.S. Treasury Notes - 2.25% 2024, fair value $9,797,780)	$9,601,000	$9,601,000

See notes to financial statements.

Fair Value
TOTAL SHORT-TERM INVESTMENTS (Cost $9,601,000)	$9,601,000

TOTAL INVESTMENTS — 98.6% (Cost $104,548,395)	$110,744,241
Other Assets and Liabilities, net — 1.4%	1,530,304
NET ASSETS — 100.0% — NOTE 2	$112,274,545

*Non-income producing security.

As permitted by U.S. Securities and Exchange Commission regulations, “Other” Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.

See notes to financial statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities.  Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day.  If there have been no sales that day, equity securities are generally valued at the last available bid price.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (OTC) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price.  Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies.  Level 1 values are based on quoted market prices in active markets for identical assets.  Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility.  Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets.  The valuation levels are not necessarily an indication of the risk associated with investing in those securities.  The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of September 30, 2017:

See notes to financial statements.

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Entertainment Content	$20,186,128	$—	$—	$20,186,128
Health Care Supply Chain	13,070,892	—	—	13,070,892
Airlines	9,191,434	—	—	9,191,434
Internet Media	7,646,984	—	—	7,646,984
Home Improvement	6,330,962	—	—	6,330,962
Food & Drug Stores	5,903,832	—	—	5,903,832
Entertainment Facilities	5,716,470	—	—	5,716,470
Communications Equipment	3,131,300	—	—	3,131,300
Publishing & Broadcasting	3,049,855	—	—	3,049,855
Aircraft & Parts	2,836,843	—	—	2,836,843
Home & Office Furnishings	2,748,552	—	—	2,748,552
Diversified Banks	2,382,235	—	—	2,382,235
Managed Care	2,098,174	—	—	2,098,174
Specialty Pharma	1,947,025	—	—	1,947,025
Specialty Chemicals	1,859,556	—	—	1,859,556
REIT	1,844,765	—	—	1,844,765
Advertising & Marketing	1,692,580	—	—	1,692,580
Health Care Facilities	1,631,595	—	—	1,631,595
Banks	1,268,592	—	—	1,268,592
Courier Services	1,263,248	—	—	1,263,248
Insurance Brokers	1,218,417	—	—	1,218,417
Industrial Distribution & Rental	1,067,672	—	—	1,067,672
Mass Merchants	721,345	—	—	721,345
Other Common Stocks	2,334,785	—	—	2,334,785
Short-Term Investment	—	9,601,000	—	9,601,000
	$101,143,241	$9,601,000	$—	$110,744,241

See notes to financial statements.

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period.  There were no transfers between Levels 1, 2, or 3 during the period ended September 30, 2017.

NOTE 2 — Federal Income Tax

The cost of investment securities held at September 30, 2017 (excluding short-term investments), was $96,102,376 for federal income tax purposes.  Net unrealized appreciation consists of:

Gross unrealized appreciation:	$10,308,939
Gross unrealized depreciation:	(5,268,074)
Net unrealized appreciation:	$5,040,865

See notes to financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d))under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)                                 The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA U.S. VALUE FUND, INC.

By:	/s/ J. Richard Atwood
J. Richard Atwood,
President (Principal Executive Officer)

Date: November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Richard Atwood
J. Richard Atwood,
President (Principal Executive Officer)

Date: November 29, 2017

By:	/s/ E. Lake Setzler III
E. Lake Setzler III,
Treasurer (Principal Financial Officer)

Date: November 29, 2017

See notes to financial statements.